Share-based payment arrangements - Additional Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	7,999,151,000		7,641,161	7,507,841
Adjustments for share-based payments | $	$ 12,555	$ 10,931